Earnings per share (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2017 £ / shares	Dec. 31, 2016 £ / shares	Dec. 31, 2015 £ / shares
Earnings per share [abstract]
Par value per share (in GBP per share) | £ / shares				£ 0.50	£ 0.5	£ 0.5
Basic earnings:
Net income	$ 11.5	$ 21.9	$ 16.1
Accounting charges relating to acquisitions and disposals of businesses
Unwind of discount on deferred contingent consideration from acquisitions	0.2	0.4	0.4
Acquisitions and disposals (Note 5)	(1.3)	(0.2)	2.0
Amortization on acquired intangibles	1.2	1.0	1.4
IAS 19R retirement benefits finance charge	1.8	2.1	3.0
Profit on sale of redundant site (Note 5)	(0.4)	(2.1)	0.0
Changes to defined benefit pension plans (Note 5)	0.0	(0.6)	(18.0)
Restructuring and other expense (Note 5)	21.6	2.2	22.4
Other share based compensation charges	2.2	1.4	1.3
Impact from U.S. tax reform	(6.0)	0.0	0.0
Income tax thereon	(3.2)	(1.4)	0.9
Adjusted net income	$ 27.6	$ 24.7	$ 29.5
Weighted average number of £0.50 ordinary shares:
For basic earnings per share (in shares) | shares	26,460,947	26,443,662	26,918,987
Exercise of share options (in shares) | shares	541,223	270,997	453,736
For diluted earnings per share (in shares) | shares	27,002,170	26,714,659	27,372,723
Basic
Adjusted (in USD per share) | $ / shares	$ 1.04	$ 0.93	$ 1.10
Unadjusted (in USD per share) | $ / shares	0.43	0.83	0.60
Diluted
Adjusted (in USD per share) | $ / shares	1.02	0.92	1.08
Unadjusted (in USD per share) | $ / shares	$ 0.43	$ 0.82	$ 0.59